Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 516,607	$ 74,206		¥ 258,940
China
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 59,705	20,381		¥ 169,484	$ 63,254
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		$ 435,152	$ 1,369		$ 16,129	$ 10,073